Investments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Investments [Abstract]
Summary of Investments Held by Corporate

The Corporation held the following investments:

	As at December 31,
	2018	2017
In thousands of U.S. Dollars	Carrying value & fair value	Carrying value & fair value
Bonds – Available-for-sale	—	115,343
Funds – Available-for-sale	—	7,045
Equity in quoted companies – Available-for-sale	—	280
Equity in unquoted companies – Available-for-Sale	—	6,981
Bonds – FVOCI	103,153	—
Equity in unquoted companies – FVTPL (note 16)	6,773	—
Total investments	109,926	129,649
Current portion	103,153	122,668
Non-current portion	6,773	6,981

Disclosure of Corporations Investments Held by Maturity Date	The Corporation’s investments held by maturity date are as follows:
	1 year or less $000’s	1 to 5 years $000’s	Greater than 5 years $000’s
Bonds	41,664	61,489	—
Total	41,664	61,489	—

Summary of Recognized Gains (Losses) From Current Investments

For the year ended December 31, 2018, the Corporation recognized gains (losses) from investments as follows:

	Bonds $000’s	Equity in private companies $000’s	Total $000’s
Investment income earned	2,592	—	2,592
Realized (losses) gains	(311)	—	(311)
Unrealized (losses) gains	(339)	—	(339)
Re-measurement of financial assets at FVTPL	—	(1,897)	(1,897)
Total	1,942	(1,897)	45

Schedule Significant Subsidiaries of Corporation

As at December 31, 2018, the Corporation had the following significant subsidiaries:

Name of principal subsidiary	Country of incorporation	Principal business	Percentage of ownership
Stars Group Holdings B.V.	Netherlands	Intermediate holding company and investment vehicle	100%
Stars Group Holdings Cooperatieve U.A	Netherlands	Intermediate holding company	100%
Stars Interactive Holdings (IOM) Limited	Isle of Man	Intermediate holding company	100%
Worldwide Independent Trust Limited	Isle of Man	Treasury	100%
Rational Entertainment Enterprises Limited	Isle of Man	Gaming services	100%
Naris Limited	Isle of Man	Treasury	100%
Stars Interactive Limited	Isle of Man	Intermediate holding company	100%
RG Cash Plus Limited	Isle of Man	Treasury	100%
Rational Gaming Europe Limited	Malta	Various	100%
REEL Spain Plc	Malta	Gaming services	100%
Hestview Limited	England and Wales	Gaming services	100%
Bonne Terre Limited	Alderney	Gaming services	100%
BetEasy Pty Limited	Australia	Gaming services	80%